Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Data
Unaudited Quarterly Data
Refer to Note 2, Summary of Significant Accounting Policies, and Note 3, Business Acquisitions, for a description of the effect of unusual or infrequently occurring events during the quarterly periods. Summarized unaudited quarterly financial data is as follows:

	Quarter Ended
	December 31, (a)	September 30, (a)	June 30, (a)	March 31, (a)
	2015
	(In millions, except per share data)
Operating Revenues	$224	$256	$259	$214
(As previously reported)
Operating Revenues	209	225	235	200
Change	15	31	24	14

Operating Income	70	101	99	50
(As previously reported)
Operating Income	66	80	85	46
Change	4	21	14	4

Net Income (Loss)	12	32	42	(21)
(As previously reported)
Net Income (Loss)	13	24	38	(20)
Change	(1)	8	4	(1)
Net Income (Loss) Attributable to NRG Yield, Inc.	$11	$17	$10	$(5)
Weighted average number of Class A common shares outstanding - basic and diluted	35	35	35	35
Weighted average number of Class C common shares outstanding - basic and diluted (b)	63	63	35	35
Earnings (Losses) per Weighted Average Class A and Class C Common Share - Basic and Diluted	$0.12	$0.18	$0.15	$(0.07)

(a) The Company's unaudited quarterly financial data was recast for the effect of the CVSR Drop Down.

	Quarter Ended
	December 31, (a)	September 30, (a)	June 30, (a)	March 31, (a)
	2014
	(In millions, except per share data)
Operating Revenues	$225	$230	$219	$154
(As previously reported)
Operating Revenues	212	199	194	141
Change	13	31	25	13

Operating Income	74	97	82	53
(As previously reported)
Operating Income	71	84	60	51
Change	3	13	22	2

Net Income	4	41	43	20
(As previously reported)
Net Income	4	37	35	23
(Change)	—	4	8	(3)

Net Income Attributable to NRG Yield, Inc.	—	6	6	4
Weighted average number of Class A and C common shares outstanding - basic and diluted	35	31	23	23
Earnings per Weighted Average Class A and Class C Common Share - Basic and Diluted	$0.01	$0.10	$0.13	$0.09

(a) The Company's unaudited quarterly financial data was recast for the effect of the effect of the CVSR Drop Down.